Selling, general and administrative expenses (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Selling, General and Administrative Expense [Abstract]
Personnel expenses	$ 60,635	$ 50,745	$ 110,852	$ 105,246
Share-based compensation	72,958	32,290	100,214	57,668
Travel expenses	9,786	9,079	18,729	17,503
Professional services	8,341	9,971	16,839	20,745
Office expenses	7,697	8,084	15,117	15,894
Other expenses	11,413	15,164	22,180	27,569
Total selling, general and administrative expenses	$ 170,830	$ 125,333	$ 283,931	$ 244,625